SHAREHOLDERS' EQUITY - Schedule of Restricted Stock Unit Activity (Details) - $ / shares		12 Months Ended
	Dec. 29, 2022	Dec. 31, 2022
Number of shares
Granted	157,119
Restricted Stock Units (RSUs)
Number of shares
Unvested as of December 31, 2020		2,225,449
Granted		2,379,666
Vested		(1,016,894)
Forfeited		(466,089)
Unvested as of December 31, 2021		3,122,132
Weighted average grant date fair value per share
Unvested as of December 31, 2020		$ 205.31
Granted		84.87
Vested		171.76
Forfeited		174.23
Unvested as of December 31, 2021		$ 129.04